Basis of Presentation and General Information and Recent Accounting Pronouncements (Policy)	6 Months Ended
Jun. 30, 2026
Basis of Presentation and General Information and Recent Accounting Pronouncements [Abstract]
Principles of Consolidation
The
accompanying
unaudited
interim
consolidated
financial
statements
include
the
accounts
of
Diana
Shipping Inc., or DSI and its
wholly owned subsidiaries (collectively,
the “Company”). DSI was formed on
March
8,
1999,
as
Diana
Shipping
Investment
Corp.
under
the
laws
of
the
Republic
of
Liberia.
In
February
2005,
the
Company’s
articles
of
incorporation were
amended. Under
the
amended articles
of
incorporation, the Company was renamed Diana Shipping Inc. and was re-domiciled from the Republic of
Liberia to the Republic of the Marshall Islands.

Basis of Accounting
The
accompanying
unaudited
interim
consolidated
financial
statements
have
been
prepared
in
accordance
with
U.S.
generally
accepted
accounting
principles,
or
U.S.
GAAP,
for
interim
financial
information.
Accordingly,
they
do
not
include
all
the
information
and
notes
required
by
U.S.
GAAP
for
complete
financial
statements.
These
unaudited
interim
consolidated
financial
statements
have
been
prepared on the
same basis and
should be read
in conjunction with
the financial statements
for the year
ended
December
31,
2025
included
in
the
Company’s
Annual
Report
on
Form
20-F
filed
with
the
Securities and
Exchange Commission on
March 13,
2026 and,
in the
opinion of
management, reflect
all
normal
recurring
adjustments
considered
necessary
for
a
fair
presentation
of
the
Company's
financial
position,
results
of
operations
and
cash
flows
for
the
periods
presented.
Operating
results
for
the
six
months ended June
30, 2026, are
not necessarily indicative
of the results
that might be
expected for the
fiscal year ending December 31, 2026.
The
consolidated
balance
sheet
as
of
December 31,
2025,
has
been
derived
from
the
audited
consolidated
financial
statements
as
of
that
date,
but
does
not
include
all
information
and
footnotes
required by U.S. GAAP for complete financial statements.

Nature of Operations
The Company
is engaged
in the
ocean transportation
of dry
bulk cargoes
worldwide mainly
through the
ownership
and
bareboat
charter
in
of
dry
bulk
carrier
vessels.
The
Company
operates
its
own
fleet
through
Diana
Shipping
Services
S.A.
(or
“DSS”),
a
wholly
owned
subsidiary
and
through
Diana
Wilhelmsen Management Limited, or DWM, a 50 % owned joint venture (Note 3(a)). The fees paid to DSS are eliminated on consolidation.

Segment reporting
The Company
has determined
that it
operates under
one
reportable segment,
that of
operating dry
bulk
vessels,
and
the
assets
of
such
segment
are
presented
under
the
caption
Total
assets
in
the
accompanying
unaudited
interim
condensed
consolidated
balance
sheets.
The
segment's
significant
expenses regularly provided
to chief
operating decision maker
(“CODM”) are the
consolidated expenses
as
presented
on
the
face
of
the
unaudited
interim
condensed
consolidated
statements
of
income.
The
accounting policies
applied to
the reportable
segment are
the same
as those
used in
the preparation
of
the Company's consolidated
financial statements included in
the Company's Annual
Report on Form
20-
F for the year ended December 31, 2025.